Segment data (Balance Sheets - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash and cash equivalents	¥ 2,939,428	¥ 2,284,557	¥ 2,041,170	¥ 1,718,297
Marketable securities	1,511,389	2,782,099
Finance receivables, net	5,912,684	6,269,862
Inventories	2,061,511	2,137,618
Prepaid expenses and other current assets	1,333,345	805,393
Total current assets	18,209,553	17,936,397
Noncurrent finance receivables, net	8,642,947	9,202,531
Investments and other assets	10,834,680	11,295,183
Property, plant and equipment	9,740,417	9,295,719	7,641,298
Total assets	47,427,597	47,729,830	41,437,473
Current liabilities
Short-term borrowings	4,698,134	5,048,188
Current portion of long-term debt	3,822,954	3,915,304
Accounts payable	2,389,515	2,410,588
Accrued expenses	2,726,120	2,668,666
Income taxes payable	343,325	348,786
Other current liabilities	1,104,131	1,126,951
Total current liabilities	16,124,456	16,431,496
Long-term liabilities
Long-term debt	9,772,065	10,014,395
Accrued pension and severance costs	904,911	880,293
Other long-term liabilities	491,890	457,848
Total long-term liabilities	13,214,955	13,651,005
Total liabilities	29,339,411	30,082,501
Mezzanine equity	479,779
Total Toyota Motor Corporation shareholders' equity	16,746,935	16,788,131
Noncontrolling interests	861,472	859,198
Total shareholders' equity	17,608,407	17,647,329	15,218,987	12,772,856
Total liabilities, mezzanine equity and shareholders' equity	47,427,597	47,729,830
Eliminations
Current assets
Total assets	(932,478)	(908,549)
Long-term liabilities
Total liabilities	(934,491)	(909,308)
Non Financial Services Businesses
Current assets
Cash and cash equivalents	2,318,152	1,680,994	1,411,860	1,107,409
Marketable securities	1,210,427	2,251,581
Trade accounts and notes receivable, less allowance for doubtful accounts	2,089,216	2,178,984
Inventories	2,061,113	2,137,021
Prepaid expenses and other current assets	3,341,150	1,898,558
Total current assets	11,020,058	10,147,138
Investments and other assets	10,204,760	10,765,747
Property, plant and equipment	5,426,247	5,346,553
Total assets	26,651,065	26,259,438
Current liabilities
Short-term borrowings	586,685	567,566
Current portion of long-term debt	117,484	116,496
Accounts payable	2,356,355	2,372,354
Accrued expenses	2,640,128	2,567,998
Income taxes payable	334,490	338,680
Other current liabilities	1,527,024	1,437,114
Total current liabilities	7,562,166	7,400,208
Long-term liabilities
Long-term debt	584,793	564,746
Accrued pension and severance costs	891,405	866,930
Other long-term liabilities	1,690,460	1,872,881
Total long-term liabilities	3,166,658	3,304,557
Total liabilities	10,728,824	10,704,765
Financial Services Business
Current assets
Cash and cash equivalents	621,276	603,563	¥ 629,310	¥ 610,888
Marketable securities	300,962	530,518
Finance receivables, net	5,912,684	6,269,862
Prepaid expenses and other current assets	895,257	1,007,249
Total current assets	7,730,179	8,411,192
Noncurrent finance receivables, net	8,642,947	9,202,531
Investments and other assets	1,021,714	816,052
Property, plant and equipment	4,314,170	3,949,166
Total assets	21,709,010	22,378,941
Current liabilities
Short-term borrowings	4,418,483	4,849,826
Current portion of long-term debt	3,715,195	3,830,413
Accounts payable	40,094	45,195
Accrued expenses	109,246	116,868
Income taxes payable	8,835	10,106
Other current liabilities	814,298	802,666
Total current liabilities	9,106,151	9,655,074
Long-term liabilities
Long-term debt	9,343,632	9,526,991
Accrued pension and severance costs	13,506	13,363
Other long-term liabilities	1,081,789	1,091,616
Total long-term liabilities	10,438,927	10,631,970
Total liabilities	¥ 19,545,078	¥ 20,287,044